Statements of Net Assets Available for Benefits - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Investment in BNSF 401(k) Plans Master Trust (Note 4)	$ 2,535,842	$ 2,277,686
Investments, at contract value:
Investment in BNSF 401(k) Plans Master Trust relating to fully benefit-responsive contracts (Note 4)	218,138	236,585
Total investments	2,753,980	2,514,271
Receivables
Notes receivable from participants	30,166	30,737
Total assets	2,784,146	2,545,008
LIABILITIES
Contributions owed to participants	137	281
NET ASSETS AVAILABLE FOR BENEFITS	$ 2,784,009	$ 2,544,727